Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 3 - SHAREHOLDERS’ EQUITY

A.	On March 26, 2026, we entered into a securities purchase agreement with institutional investors, pursuant to which we agreed to issue and sell, in a registered direct offering, approximately 266,667 ordinary shares at an offering price of $15.00 per share (the “March 2026 Financing”). In a concurrent private placement, we agreed to issue and sell to the institutional investors Series B warrants to purchase up to approximately 266,667 ordinary shares (the “Series B Warrants”), and Series C warrants to purchase up to approximately 266,667 ordinary shares (the “Series C Warrants”), in each case at an exercise price of $16.50 per share. The issuance and sale of the ordinary shares, Series B Warrants and Series C Warrants generated aggregate gross proceeds of approximately $4,000 and aggregate net proceeds of approximately $3,517.

B.	On May 12, 2026, we entered into a sales agreement with A.G.P./Alliance Global Partners (“A.G.P.”), as sales agent, pursuant to which we may offer and sell ordinary shares having an aggregate offering price of up to $4,340 from time to time through A.G.P. (the “2026 ATM Facility”). We agreed to pay A.G.P. a commission equal to 3.0% of the aggregate gross proceeds from each share sold pursuant to the terms of the agreement and will provide A.G.P. with customary indemnification and contribution rights. We also agreed to reimburse A.G.P. for certain specified expenses. As of June 30, 2026, we have sold 716,537 ordinary shares under the 2026 ATM Facility, having aggregate gross proceeds of $3,054 and aggregate net proceeds of $2,837.

C.	On June 17, 2026, we entered into a definitive securities purchase agreement (the “Securities Purchase Agreement”), for a private placement financing (the “June 2026 Private Placement”). Pursuant to the Securities Purchase Agreement, we agreed to issue and sell to a single institutional investor (i) pre-funded warrants to purchase 1,833,334 ordinary shares at an offering price of $0.0001 per share (the “Pre-Funded Warrants”), (ii) Series D warrants to purchase up to 1,833,334 ordinary shares (the “Series D Warrants”) and (iii) Series E warrants to purchase up to 1,833,334 ordinary shares (the “Series E Warrants”) at a combined purchase price of $2.9999 per Pre-Funded Warrant and accompanying Series D Warrants and Series E Warrant. The Pre-Funded Warrants are exercisable immediately at an exercise price of $0.0001 per share. The Series D Warrants and the Series E Warrants are exercisable immediately upon issuance and each has an exercise price of $3.00 per share. The Series D Warrants will expire five years following the date of issuance and the Series E Warrants will expire one year following the date of issuance. The June 2026 Private Placement generated aggregate gross proceeds of $5,500 and aggregate net proceeds of $4,955.

In connection with the June 2026 Private Placement, we entered into a warrant amendment agreement with one of the investors from the March 2026 Financing (the “Investor”) to amend certain warrants issued to the Investor on March 27, 2026 (the “Warrant Amendment Agreement”). The Investor’s amended warrants consisted of (i) Series B Warrants to purchase up to 133,334 ordinary shares and (ii) Series C Warrants to purchase up to 133,333 ordinary shares, each of which originally had an exercise price of $16.50 per share. Pursuant to the Warrant Amendment Agreement, the exercise price of such warrants was reduced to $3.00 per share, and the expiration dates were extended such that the Investor’s Series B Warrants will expire on June 18, 2031, and the Investor’s Series C Warrants will expire on June 18, 2027. The effectiveness of the amendments described above was subject to approval by our shareholders, which was subsequently obtained on August 6, 2026.

D.	On March 16, 2026, the Company granted 5,521 restricted share units (“RSUs”), as follows: (i) 2,188 RSUs to the Company’s chief executive officer; and (ii) 3,333 RSUs to four officers of the Company. The RSUs granted to the recipients are subject to a vesting schedule, one quarter of the RSUs granted to the officers will vest after one year and the remaining RSUs will vest in twelve (12) equal quarterly installments over a period of three years from March 16, 2027. The total fair value of these RSU grants is $114.

E.	On May 17, 2026, the Company granted 13,333 RSUs to an officer of the Company. The RSUs granted to the recipients are subject to a vesting schedule, one quarter of the RSUs granted to the officers will vest after one year and the remaining RSUs will vest in twelve (12) equal quarterly installments over a period of three years from May 17, 2027. The total fair value of these RSU grants is $92.

The following is a summary of the Warrants and Pre-Funded Warrants outstanding as of June 30, 2026:

	Number of warrants outstanding	Exercise price	Expiration date
Rights offering Warrants	323,100	$30.0	August 1, 2030
Rights offering Pre-Funded Warrants	1,306	$0.003	-
Series B Warrants (1)	133,334	$3.00	June 18, 2031
Series B Warrants	133,333	$16.5	March 26, 2031
Series C Warrants (1)	133,333	$3.00	June 18, 2027
Series C Warrants	133,334	$16.5	March 26, 2027
Series D Warrants	1,833,334	$3.00	June 17, 2031
Series E Warrants	1,833,334	$3.00	June 17, 2027
Pre-Funded Warrants (2)	1,833,334	$0.0001	-

(1)	See Note 3(c)
(2)	See Note 11- Subsequent events for further information regarding pre-funded warrants exercise after period end.